Inventory - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventory
Inventory recognized in cost of sales	$ 2,424	$ 2,101
Increase in inventory provision	3	2
Inventory write-downs charged to cost of sales	$ 0	$ 0